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                      SUPPLEMENT dated September 20, 2001


                 To the STATEMENT OF ADDITIONAL INFORMATION of

                          SUN CAPITAL ADVISERS TRUST

                             Dated:   May 1, 2001

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                      Statement of Additional Information
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The following supplements the information presented under the corresponding section of the statement of additional information.

1.  Securities in which the funds may invest.

    On page 3, the following replaces the parenthetical following "Real estate
                                                                   -----------
    investment trusts.": (All funds except Money Market Fund and Investment
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    Grade Bond Fund)

2.  Brokerage Allocation.

    In the table on page 47, the aggregate amount of brokerage commissions paid by Real Estate Fund in 2000 is $15,575.